Financial instruments - classification - Amount due to or from (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets
Assets	£ 340,843	£ 316,476	£ 302,430
Liabilities
Liabilities	324,476	300,476	£ 287,263
Fellow subsidiaries
Assets
Assets		3,223
Deposits by banks
Liabilities
Liabilities	53,847	20,045
Deposits by banks | RBS Group
Liabilities
Liabilities	32,523	14,337
Deposits by banks | Fellow subsidiaries
Liabilities
Liabilities	780	508
Customer accounts
Liabilities
Liabilities	233,372	233,939
Customer accounts | Fellow subsidiaries
Liabilities
Liabilities	6,774	4,859
Derivatives
Liabilities
Liabilities	3,178	4,654
Derivatives | RBS Group
Liabilities
Liabilities	2,951	4,294
Derivatives | Fellow subsidiaries
Liabilities
Liabilities	15
Loans and advances to banks
Assets
Assets	79,845	97,152
Loans and advances to banks | RBS Group
Assets
Assets	77,669	94,578
Loans and advances to banks | Fellow subsidiaries
Assets
Assets	257	108
Loans and advances to customers
Assets
Assets	191,889	177,065
Derivatives
Assets
Assets	2,315	3,904
Derivatives | RBS Group
Assets
Assets	1,703	2,929
Derivatives | Fellow subsidiaries
Assets
Assets	6
Bank
Assets
Assets	259,717	228,921
Liabilities
Liabilities	244,362	213,624
Bank | Deposits by banks
Liabilities
Liabilities	32,465	9,208
Bank | Deposits by banks | RBS Group
Liabilities
Liabilities	11,036	5,061
Bank | Deposits by banks | Fellow subsidiaries
Liabilities
Liabilities	740	506
Bank | Deposits by banks | Subsidiaries
Liabilities
Liabilities	161	206
Bank | Customer accounts
Liabilities
Liabilities	201,150	192,490
Bank | Customer accounts | Fellow subsidiaries
Liabilities
Liabilities	6,754	4,803
Bank | Customer accounts | Subsidiaries
Liabilities
Liabilities	202	26
Bank | Derivatives
Liabilities
Liabilities	3,117	3,938
Bank | Derivatives | RBS Group
Liabilities
Liabilities	2,908	3,604
Bank | Loans and advances to banks
Assets
Assets	55,788	64,603
Bank | Loans and advances to banks | RBS Group
Assets
Assets	53,824	63,357
Bank | Loans and advances to banks | Fellow subsidiaries
Assets
Assets	95	6
Bank | Loans and advances to banks | Subsidiaries
Assets
Assets	234	64
Bank | Loans and advances to customers
Assets
Assets	160,679	150,147
Bank | Loans and advances to customers | Fellow subsidiaries
Assets
Assets	5	45
Bank | Loans and advances to customers | Subsidiaries
Assets
Assets	53	20
Bank | Derivatives
Assets
Assets	2,277	3,082
Bank | Derivatives | RBS Group
Assets
Assets	£ 1,697	£ 2,167